Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Long-Term Debt [Abstract]
Navios Containers credit facilities
Navios Containers credit facilities	December 31, 2019	December 31, 2018
ABN AMRO Bank N.V. $50 million facility	$25,800	$50,000
BNP Paribas $24 million facility	—	29,464
BNP Paribas $25 million facility	—	23,611
BNP Paribas $54 million facility	44,688	—
HCOB $36 million facility	27,200	32,000
HCOB $127.2 million facility	57,131	—
Sellers’ Credit	15,000	—
Total loans	$169,819	$135,075
Financial liability	79,391	87,530
Total borrowings	$249,210	$222,605

Total borrowings
Total borrowings	December 31, 2019	December 31, 2018
Total borrowings	$249,210	$222,605
Less: current portion of long-term debt	(38,496)	(27,626)
Less: current portion financial liability	(8,237)	(7,665)
Less: Deferred financing costs	(3,552)	(3,644)
Total long-term borrowings, net	$198,925	$183,670

Maturity table
Payment due by 12 month period ending
December 31, 2020	$47,960
December 31, 2021	30,466
December 31, 2022	54,682
December 31, 2023	99,175
December 31, 2024	16,927
Total	$249,210